Summary of Significant Accounting Policies - Table 3 (Details)	Dec. 31, 2011	Dec. 31, 2010
Concentration Of Net Patient Service Accounts Receivable By Payor Class [Abstract]
Medicare	60.70%	58.70%
Medicaid	2.60%	2.20%
Workers' compensation	3.20%	3.10%
Managed care and other discount plans	26.80%	28.90%
Other third-party payors	4.70%	5.00%
Patients	2.00%	2.10%
Total	100.00%	100.00%